SCHEDULE OF LEASE ASSETS AND LIABILITIES (Details) - USD ($)	Feb. 28, 2025	Feb. 29, 2024
Leases
Operating Lease Assets	$ 1,010,545	$ 1,139,188
Current Operating Lease Liability	197,349	237,653
Noncurrent Operating Lease Liabilities	810,513	889,360
Total lease liabilities	$ 1,007,862	$ 1,127,013